GOODWILL AND OTHER INTANGIBLES - Changes in goodwill (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Balance, December 31, 2019	$ 605.8	$ 634.0	$ 596.1
Foreign currency translation	5.9	(28.2)	(11.1)
Measurement period adjustments			12.3
Acquisitions			36.7
Balance, September 30, 2020	611.7	605.8	634.0
Americas
Goodwill
Balance, December 31, 2019	371.5	396.5	356.4
Foreign currency translation	(1.3)	(25.0)	1.9
Measurement period adjustments			9.0
Acquisitions			29.2
Balance, September 30, 2020	370.2	371.5	396.5
Asia Pacific
Goodwill
Balance, December 31, 2019	50.3	50.9	53.1
Foreign currency translation	3.0	(0.6)	(2.5)
Measurement period adjustments			0.3
Balance, September 30, 2020	53.3	50.3	50.9
Europe, Middle East & Africa
Goodwill
Balance, December 31, 2019	$ 184.0	186.6	186.6
Foreign currency translation		(2.6)	(10.5)
Measurement period adjustments			3.0
Acquisitions			7.5
Balance, September 30, 2020		$ 184.0	$ 186.6